Components of Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Finished goods	¥ 1,159,762	¥ 1,007,659
Raw materials	384,635	388,780
Work in process	258,133	235,476
Supplies and other	92,174	83,871
Total	¥ 1,894,704	¥ 1,715,786